COMMITMENTS (Details - BANK FINANCING ACTIVITIES) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Oct. 04, 2021
Debt Instrument [Line Items]
Term Loan Note payable	$ 1,980,952
Working Capital Loan payable	750,000
Less current maturities	(513,259)
Accumulated amortization of debt issuance costs	6,190
Debt issuance costs, net of accumulated amortization	(41,713)
Long-term Debt, net of current portion of debt issuance costs	$ 2,175,980	$ 1,961,141
Main Street Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	monthly
Debt instrument periodic payment	$ 30,952
Interest rate	1.50%
Term loan matures	Oct. 15, 2028
Term Loan Note payable			$ 2,600,000
Main Street Bank 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	monthly
Debt instrument periodic payment	$ 12,500
Interest rate	8.625%
Term loan matures	Jun. 15, 2028